Acquisition - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 04, 2019	Sep. 25, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Total consideration		$ 0	$ 2,180	$ 2,180	$ 2,180
Payments to Acquire Businesses, Gross						$ 0	$ 0	$ 7,000
STACYC [Member]
Business Acquisition [Line Items]
Total consideration	$ 11,978
Payments to Acquire Businesses, Gross	7,000
Business combination, contingent consideration, liability fair value	4,978
Business combination, contingent consideration arrangements, range of outcomes, value, low	0
Business combination, contingent consideration arrangements, range of outcomes, value, high	$ 6,537
Business acquisition, transaction costs								257
Business Acquisition, Pro Forma Revenue								7,882
Business Acquisition, Pro Forma Net Income (Loss)								$ 2,774